UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06698

DWS Equity 500 Index Portfolio

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Equity 500 Index Portfolio

(formerly Scudder Equity 500 Index Portfolio)

	Shares	Value ($)

Common Stocks 99.0%
Consumer Discretionary 10.1%
Auto Components 0.2%
Cooper Tire & Rubber Co.	18,502	265,319
Goodyear Tire & Rubber Co.*	50,296	728,286
Johnson Controls, Inc.	55,464	4,211,381

		5,204,986
Automobiles 0.3%
Ford Motor Co.	530,485	4,222,661
General Motors Corp.	162,471	3,455,758
Harley-Davidson, Inc.	77,551	4,023,346

		11,701,765
Distributors 0.1%
Genuine Parts Co.	49,178	2,155,472
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	39,983	2,099,508
H&R Block, Inc.	94,382	2,043,370

		4,142,878
Hotels Restaurants & Leisure 1.5%
Carnival Corp.	124,097	5,878,475
Darden Restaurants, Inc.	37,580	1,541,908
Harrah's Entertainment, Inc.	52,618	4,102,099
Hilton Hotels Corp.	94,039	2,394,233
International Game Technology	96,764	3,408,028
Marriott International, Inc. "A"	46,132	3,164,655
McDonald's Corp.	357,556	12,285,624
Starbucks Corp.*	217,208	8,175,709
Starwood Hotels & Resorts Worldwide, Inc.	61,412	4,159,435
Wendy's International, Inc.	32,980	2,046,739
YUM! Brands, Inc.	78,491	3,835,070

		50,991,975
Household Durables 0.8%
Black & Decker Corp.	22,052	1,916,098
Centex Corp.	35,304	2,188,495
D.R. Horton, Inc.	78,000	2,591,160
Fortune Brands, Inc.	41,954	3,382,751
Harman International Industries, Inc.	18,900	2,100,357
KB Home	21,872	1,421,243
Leggett & Platt, Inc.	52,666	1,283,470
Lennar Corp. "A"	39,300	2,372,934
Maytag Corp.	22,939	489,289
Newell Rubbermaid, Inc.	78,950	1,988,750
Pulte Homes, Inc.	61,556	2,364,982
Snap-on, Inc.	16,632	634,012
The Stanley Works	20,853	1,056,413

Whirlpool Corp.	19,334	1,768,481

		25,558,435
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	88,112	3,216,969
Leisure Equipment & Products 0.2%
Brunswick Corp.	27,630	1,073,702
Eastman Kodak Co.	81,731	2,324,429
Hasbro, Inc.	50,902	1,074,032
Mattel, Inc.	116,014	2,103,334

		6,575,497
Media 3.1%
CBS Corp. "B"	219,854	5,272,099
Clear Channel Communications, Inc.	147,063	4,266,298
Comcast Corp. "A"*	608,527	15,919,066
Dow Jones & Co., Inc.	16,822	661,105
E.W. Scripps Co. "A"	24,600	1,099,866
Gannett Co., Inc.	67,769	4,060,718
Interpublic Group of Companies, Inc.*	121,095	1,157,668
Knight Ridder, Inc.	19,182	1,212,494
McGraw-Hill Companies, Inc.	104,474	6,019,792
Meredith Corp.	12,038	671,600
New York Times Co. "A"	41,573	1,052,213
News Corp. "A"	683,100	11,346,291
Omnicom Group, Inc.	50,868	4,234,761
Time Warner, Inc.	1,282,112	21,526,660
Tribune Co.	74,997	2,057,168
Univision Communications, Inc. "A"*	64,397	2,219,765
Viacom, Inc. "B"*	219,954	8,534,215
Walt Disney Co.	548,040	15,284,836

		106,596,615
Multiline Retail 1.1%
Big Lots, Inc.*	32,296	450,852
Dillard's, Inc. "A"	17,568	457,471
Dollar General Corp.	90,736	1,603,305
Family Dollar Stores, Inc.	44,472	1,182,955
Federated Department Stores, Inc.	76,875	5,611,875
J.C. Penney Co., Inc.	66,575	4,021,796
Kohl's Corp.*	98,738	5,234,101
Nordstrom, Inc.	62,632	2,453,922
Sears Holdings Corp.*	28,538	3,773,865
Target Corp.	250,191	13,012,434

		37,802,576
Specialty Retail 2.2%
AutoNation, Inc.*	51,800	1,116,290
AutoZone, Inc.*	15,908	1,585,869
Bed Bath & Beyond, Inc.*	80,366	3,086,054
Best Buy Co., Inc.	115,672	6,469,535
Circuit City Stores, Inc.	44,833	1,097,512
Home Depot, Inc.	604,499	25,570,308
Limited Brands, Inc.	99,811	2,441,377
Lowe's Companies, Inc.	222,487	14,337,062
Office Depot, Inc.*	84,159	3,134,081
OfficeMax, Inc.	20,278	611,787
RadioShack Corp.	38,595	742,182
Staples, Inc.	207,373	5,292,159

The Gap, Inc.	164,458	3,072,075
The Sherwin-Williams Co.	31,505	1,557,607
Tiffany & Co.	40,716	1,528,479
TJX Companies, Inc.	131,999	3,276,215

		74,918,592
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	108,900	3,765,762
Jones Apparel Group, Inc.	32,460	1,148,110
Liz Claiborne, Inc.	30,606	1,254,234
NIKE, Inc. "B"	53,908	4,587,571
VF Corp.	25,640	1,458,916

		12,214,593
Consumer Staples 9.1%
Beverages 2.0%
Anheuser-Busch Companies, Inc.	220,880	9,447,038
Brown-Forman Corp. "B"	23,878	1,837,890
Coca-Cola Co.	586,235	24,545,659
Coca-Cola Enterprises, Inc.	87,024	1,770,068
Constellation Brands, Inc. "A"*	56,500	1,415,325
Molson Coors Brewing Co. "B"	16,302	1,118,643
Pepsi Bottling Group, Inc.	39,362	1,196,211
PepsiCo, Inc.	471,450	27,245,096

		68,575,930
Food & Staples Retailing 2.4%
Albertsons, Inc.	104,889	2,692,500
Costco Wholesale Corp.	135,233	7,324,219
CVS Corp.	233,218	6,966,222
Kroger Co.*	206,463	4,203,587
Safeway, Inc.	127,907	3,213,024
SUPERVALU, Inc.	38,502	1,186,632
Sysco Corp.	176,190	5,646,889
Wal-Mart Stores, Inc.	710,854	33,580,743
Walgreen Co.	287,978	12,420,491
Whole Foods Market, Inc.	39,800	2,644,312

		79,878,619
Food Products 1.0%
Archer-Daniels-Midland Co.	186,053	6,260,683
Campbell Soup Co.	53,409	1,730,452
ConAgra Foods, Inc.	148,852	3,194,364
General Mills, Inc.	101,850	5,161,758
H.J. Heinz Co.	95,954	3,638,576
Kellogg Co.	71,534	3,150,357
McCormick & Co., Inc.	38,500	1,303,610
Sara Lee Corp.	217,839	3,894,961
The Hershey Co.	50,960	2,661,641
Tyson Foods, Inc. "A"	72,400	994,776
William Wrigley Jr. Co.	50,482	3,230,848

		35,222,026
Household Products 2.1%
Clorox Co.	42,732	2,557,510
Colgate-Palmolive Co.	146,668	8,374,743
Kimberly-Clark Corp.	131,107	7,577,985

Procter & Gamble Co.	935,996	53,932,089

		72,442,327
Personal Products 0.2%
Alberto-Culver Co.	21,687	959,216
Avon Products, Inc.	128,170	3,995,059
Estee Lauder Companies, Inc. "A"	33,900	1,260,741

		6,215,016
Tobacco 1.4%
Altria Group, Inc.	593,852	42,080,353
Reynolds American, Inc.	24,545	2,589,497
UST, Inc.	46,851	1,949,002

		46,618,852
Energy 9.6%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	98,873	6,762,913
BJ Services Co.	93,328	3,229,149
Halliburton Co.	147,360	10,760,227
Nabors Industries Ltd.*	49,019	3,508,780
National-Oilwell Varco, Inc.*	50,100	3,212,412
Noble Corp.	39,024	3,164,846
Rowan Companies, Inc.	30,939	1,360,079
Schlumberger Ltd.	168,172	21,285,530
Transocean, Inc.*	92,700	7,443,810
Weatherford International Ltd.*	95,400	4,364,550

		65,092,296
Oil, Gas & Consumable Fuels 7.7%
Amerada Hess Corp.	22,755	3,240,312
Anadarko Petroleum Corp.	65,534	6,619,589
Apache Corp.	93,974	6,156,237
Burlington Resources, Inc.	108,012	9,927,383
Chesapeake Energy Corp.	104,800	3,291,768
Chevron Corp.	636,856	36,918,542
ConocoPhillips	392,290	24,773,114
Devon Energy Corp.	125,804	7,695,431
El Paso Corp.	190,298	2,293,091
EOG Resources, Inc.	69,000	4,968,000
ExxonMobil Corp.	1,737,668	105,754,475
Kerr-McGee Corp.	32,967	3,147,689
Kinder Morgan, Inc.	28,259	2,599,545
Marathon Oil Corp.	105,294	8,020,244
Murphy Oil Corp.	47,400	2,361,468
Occidental Petroleum Corp.	122,531	11,352,497
Sunoco, Inc.	37,872	2,937,731
Valero Energy Corp.	177,400	10,604,972
Williams Companies, Inc.	164,623	3,521,286
XTO Energy, Inc.	104,100	4,535,637

		260,719,011
Financials 20.8%
Banks 6.4%
AmSouth Bancorp.	101,699	2,750,958
Bank of America Corp.	1,321,795	60,194,544
BB&T Corp.	152,318	5,970,866
Comerica, Inc.	46,857	2,716,300
Compass Bancshares, Inc.	35,100	1,776,411

Fifth Third Bancorp.	158,091	6,222,462
First Horizon National Corp.	35,391	1,474,035
Golden West Financial Corp.	73,156	4,967,292
Huntington Bancshares, Inc.	66,896	1,614,200
KeyCorp.	115,283	4,242,414
M&T Bank Corp.	23,500	2,682,290
Marshall & Ilsley Corp.	60,855	2,652,061
National City Corp.	155,823	5,438,223
North Fork Bancorp., Inc.	135,348	3,902,083
PNC Financial Services Group, Inc.	83,161	5,597,567
Regions Financial Corp.	131,831	4,636,496
Sovereign Bancorp, Inc.	101,611	2,226,297
SunTrust Banks, Inc.	104,192	7,581,010
Synovus Financial Corp.	88,621	2,400,743
US Bancorp.	512,515	15,631,708
Wachovia Corp.	458,148	25,679,195
Washington Mutual, Inc.	282,159	12,025,617
Wells Fargo & Co.	476,878	30,458,198
Zions Bancorp.	25,456	2,105,975

		214,946,945
Capital Markets 3.4%
Ameriprise Financial, Inc.	71,908	3,240,174
Bank of New York Co., Inc.	219,531	7,911,897
Bear Stearns Companies, Inc.	32,308	4,481,120
Charles Schwab Corp.	293,597	5,052,804
E*TRADE Financial Corp.*	112,100	3,024,458
Federated Investors, Inc. "B"	24,500	956,725
Franklin Resources, Inc.	42,971	4,049,587
Janus Capital Group, Inc.	61,879	1,433,736
Lehman Brothers Holdings, Inc.	76,922	11,117,537
Mellon Financial Corp.	117,901	4,197,276
Merrill Lynch & Co., Inc.	261,304	20,580,303
Morgan Stanley	305,564	19,195,530
Northern Trust Corp.	54,505	2,861,513
State Street Corp.	94,234	5,694,561
T. Rowe Price Group, Inc.	37,276	2,915,356
The Goldman Sachs Group, Inc.	124,069	19,473,870

		116,186,447
Consumer Finance 0.9%
American Express Co.	352,143	18,505,115
Capital One Financial Corp.	83,758	6,744,194
SLM Corp.	118,765	6,168,654

		31,417,963
Diversified Financial Services 4.5%
CIT Group, Inc.	56,800	3,039,936
Citigroup, Inc.	1,420,360	67,083,603
Countrywide Financial Corp.	171,444	6,291,995
Fannie Mae	275,428	14,156,999
Freddie Mac	196,631	11,994,491
JPMorgan Chase & Co.	991,913	41,303,257
MGIC Investment Corp.	25,363	1,689,937
Moody's Corp.	69,200	4,945,032

		150,505,250

Insurance 4.6%
ACE Ltd.	89,128	4,635,547
AFLAC, Inc.	141,744	6,396,907
Allstate Corp.	183,570	9,565,833
Ambac Financial Group, Inc.	31,134	2,478,266
American International Group, Inc.	738,648	48,817,246
Aon Corp.	91,987	3,818,380
Chubb Corp.	56,879	5,428,532
Cincinnati Financial Corp.	49,834	2,096,516
Genworth Financial, Inc. "A"	108,200	3,617,126
Hartford Financial Services Group, Inc.	86,246	6,947,115
Jefferson-Pilot Corp.	39,188	2,192,177
Lincoln National Corp.	49,278	2,690,086
Loews Corp.	38,562	3,902,475
Marsh & McLennan Companies, Inc.	155,032	4,551,740
MBIA, Inc.	38,146	2,293,719
MetLife, Inc.	215,711	10,433,941
Principal Financial Group, Inc.	79,519	3,880,527
Progressive Corp.	55,947	5,833,034
Prudential Financial, Inc.	140,816	10,675,261
Safeco Corp.	35,989	1,807,008
The St. Paul Travelers Companies, Inc.	195,675	8,177,258
Torchmark Corp.	29,410	1,679,311
UnumProvident Corp.	84,894	1,738,629
XL Capital Ltd. "A"	50,132	3,213,963

		156,870,597
Real Estate 1.0%
Apartment Investment & Management Co. "A" (REIT)	27,500	1,289,750
Archstone-Smith Trust (REIT)	60,600	2,955,462
Boston Properties, Inc. (REIT)	25,800	2,405,850
Equity Office Properties Trust (REIT)	116,411	3,909,081
Equity Residential (REIT)	82,460	3,858,304
Kimco Realty Corp.	57,800	2,348,992
Plum Creek Timber Co., Inc. (REIT)	52,024	1,921,246
ProLogis (REIT)	69,800	3,734,300
Public Storage, Inc. (REIT)	23,700	1,925,151
Simon Property Group, Inc. (REIT)	52,034	4,378,141
Vornado Realty Trust (REIT)	33,800	3,244,800

		31,971,077
Health Care 12.8%
Biotechnology 1.4%
Amgen, Inc.*	332,524	24,191,121
Applera Corp. - Applied Biosystems Group	53,835	1,461,082
Biogen Idec, Inc.*	97,271	4,581,464
Chiron Corp.*	31,327	1,435,090
Genzyme Corp.*	73,940	4,970,247
Gilead Sciences, Inc.*	131,160	8,160,775
MedImmune, Inc.*	70,537	2,580,243

		47,380,022
Health Care Equipment & Supplies 2.0%
Bausch & Lomb, Inc.	15,501	987,414
Baxter International, Inc.	179,198	6,954,674
Becton, Dickinson & Co.	70,392	4,334,739
Biomet, Inc.	70,375	2,499,720
Boston Scientific Corp.*	169,506	3,907,113

C.R. Bard, Inc.	29,594	2,006,769
Fisher Scientific International, Inc.*	35,300	2,402,165
Guidant Corp.	117,082	9,139,421
Hospira, Inc.*	46,022	1,816,028
Medtronic, Inc.	343,499	17,432,574
Millipore Corp.*	14,281	1,043,370
PerkinElmer, Inc.	36,963	867,522
St. Jude Medical, Inc.*	104,326	4,277,366
Stryker Corp.	83,848	3,717,820
Thermo Electron Corp.*	45,828	1,699,761
Waters Corp.*	29,705	1,281,771
Zimmer Holdings, Inc.*	70,508	4,766,341

		69,134,568
Health Care Providers & Services 3.0%
Aetna, Inc.	161,396	7,930,999
AmerisourceBergen Corp.	60,048	2,898,517
Cardinal Health, Inc.	120,068	8,947,467
Caremark Rx, Inc.*	127,700	6,280,286
CIGNA Corp.	34,425	4,496,593
Coventry Health Care, Inc.*	45,558	2,459,221
Express Scripts, Inc.*	41,800	3,674,220
HCA, Inc.	109,688	5,022,614
Health Management Associates, Inc. "A"	69,733	1,504,141
Humana, Inc.*	47,051	2,477,235
IMS Health, Inc.	56,706	1,461,314
Laboratory Corp. of America Holdings*	39,000	2,280,720
Manor Care, Inc.	22,909	1,016,014
McKesson Corp.	87,115	4,541,305
Medco Health Solutions, Inc.*	86,588	4,954,565
Patterson Companies, Inc.*	39,900	1,404,480
Quest Diagnostics, Inc.	48,202	2,472,763
Tenet Healthcare Corp.*	133,648	986,322
UnitedHealth Group, Inc.	386,024	21,563,301
WellPoint, Inc.*	187,816	14,542,593

		100,914,670
Pharmaceuticals 6.4%
Abbott Laboratories	437,822	18,594,300
Allergan, Inc.	42,639	4,626,332
Barr Pharmaceuticals, Inc.*	30,100	1,895,698
Bristol-Myers Squibb Co.	557,436	13,718,500
Eli Lilly & Co.	321,547	17,781,549
Forest Laboratories, Inc.*	92,681	4,136,353
Johnson & Johnson	846,901	50,153,477
King Pharmaceuticals, Inc.*	69,175	1,193,269
Merck & Co., Inc.	622,306	21,923,840
Mylan Laboratories, Inc.	63,100	1,476,540
Pfizer, Inc.	2,093,893	52,179,814
Schering-Plough Corp.	421,052	7,995,777
Watson Pharmaceuticals, Inc.*	29,407	845,157
Wyeth	382,509	18,559,337

		215,079,943
Industrials 11.4%
Aerospace & Defense 2.3%
Boeing Co.	227,720	17,746,220

General Dynamics Corp.	113,860	7,284,763
Goodrich Corp.	34,438	1,501,841
Honeywell International, Inc.	236,368	10,109,459
L-3 Communications Holdings, Inc.	34,200	2,934,018
Lockheed Martin Corp.	101,926	7,657,700
Northrop Grumman Corp.	99,850	6,818,757
Raytheon Co.	126,923	5,818,150
Rockwell Collins, Inc.	49,044	2,763,629
United Technologies Corp.	288,940	16,749,852

		79,384,389
Air Freight & Logistics 1.0%
FedEx Corp.	86,501	9,769,423
Ryder System, Inc.	17,990	805,592
United Parcel Service, Inc. "B"	310,770	24,668,923

		35,243,938
Airlines 0.1%
Southwest Airlines Co.	201,491	3,624,823
Building Products 0.2%
American Standard Companies, Inc.	50,752	2,175,231
Masco Corp.	118,505	3,850,227

		6,025,458
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc.*	62,446	764,339
Avery Dennison Corp.	31,431	1,838,085
Cendant Corp.	286,873	4,977,247
Cintas Corp.	39,766	1,694,827
Equifax, Inc.	37,309	1,389,387
Monster Worldwide, Inc.*	33,889	1,689,705
Pitney Bowes, Inc.	65,585	2,815,564
R.R. Donnelley & Sons Co.	61,021	1,996,607
Robert Half International, Inc.	48,775	1,883,203
Waste Management, Inc.	157,140	5,547,042

		24,596,006
Construction & Engineering 0.1%
Fluor Corp.	24,904	2,136,763
Electrical Equipment 0.5%
American Power Conversion Corp.	49,297	1,139,254
Cooper Industries Ltd. "A"	26,301	2,285,557
Emerson Electric Co.	117,070	9,790,564
Rockwell Automation, Inc.	50,456	3,628,291

		16,843,666
Industrial Conglomerates 4.1%
3M Co.	214,866	16,263,208
General Electric Co.	2,966,265	103,166,697
Textron, Inc.	37,627	3,513,985
Tyco International Ltd.	573,529	15,416,459

		138,360,349
Machinery 1.5%
Caterpillar, Inc.	190,868	13,706,231
Cummins, Inc.	13,323	1,400,247
Danaher Corp.	67,522	4,291,023
Deere & Co.	67,396	5,327,654
Dover Corp.	58,059	2,819,345

Eaton Corp.	42,354	3,090,571
Illinois Tool Works, Inc.	58,671	5,650,604
Ingersoll-Rand Co., Ltd. "A"	93,154	3,892,906
ITT Industries, Inc.	52,892	2,973,588
Navistar International Corp.*	17,671	487,366
PACCAR, Inc.	48,185	3,396,079
Pall Corp.	35,510	1,107,557
Parker Hannifin Corp.	34,068	2,746,222

		50,889,393
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	106,086	8,840,146
CSX Corp.	62,426	3,733,075
Norfolk Southern Corp.	116,944	6,323,162
Union Pacific Corp.	75,365	7,035,323

		25,931,706
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	21,762	1,639,767
Information Technology 15.8%
Communications Equipment 3.0%
ADC Telecommunications, Inc.*	33,432	855,525
Andrew Corp.*	46,667	573,071
Avaya, Inc.*	120,255	1,358,881
Ciena Corp.*	163,089	849,694
Cisco Systems, Inc.*	1,750,264	37,928,221
Comverse Technologies, Inc.*	56,805	1,336,622
Corning, Inc.*	437,990	11,786,311
JDS Uniphase Corp.*	481,919	2,009,602
Lucent Technologies, Inc.*	1,271,795	3,878,975
Motorola, Inc.	711,296	16,295,791
QUALCOMM, Inc.	471,754	23,875,470
Tellabs, Inc.*	128,130	2,037,267

		102,785,430
Computers & Peripherals 3.6%
Apple Computer, Inc.*	242,378	15,201,948
Dell, Inc.*	669,747	19,931,671
EMC Corp.*	676,362	9,218,814
Gateway, Inc.*	80,725	176,788
Hewlett-Packard Co.	804,836	26,479,104
International Business Machines Corp.	446,020	36,783,269
Lexmark International, Inc. "A"*	30,857	1,400,291
NCR Corp.*	52,798	2,206,428
Network Appliance, Inc.*	106,409	3,833,916
QLogic Corp.*	46,600	901,710
Sun Microsystems, Inc.*	980,565	5,030,299

		121,164,238
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	118,041	4,432,440
Jabil Circuit, Inc.*	49,675	2,129,070
Molex, Inc.	41,086	1,364,055
Sanmina-SCI Corp.*	152,438	624,996
Solectron Corp.*	262,527	1,050,108
Symbol Technologies, Inc.	69,419	734,453

Tektronix, Inc.	25,010	893,107

		11,228,229
Internet Software & Services 1.5%
eBay, Inc.*	328,332	12,824,648
Google, Inc. "A"*	58,100	22,659,000
VeriSign, Inc.*	69,600	1,669,704
Yahoo!, Inc.*	359,122	11,585,276

		48,738,628
IT Consulting & Services 1.0%
Affiliated Computer Services, Inc. "A"*	33,400	1,992,644
Automatic Data Processing, Inc.	165,237	7,548,026
Computer Sciences Corp.*	53,032	2,945,928
Convergys Corp.*	40,140	730,949
Electronic Data Systems Corp.	146,419	3,928,422
First Data Corp.	218,988	10,253,018
Fiserv, Inc.*	52,850	2,248,768
Paychex, Inc.	95,567	3,981,321
Sabre Holdings Corp.	37,746	888,163
Unisys Corp.*	96,184	662,708

		35,179,947
Office Electronics 0.1%
Xerox Corp.*	265,056	4,028,851
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.*	133,997	4,443,340
Altera Corp.*	102,243	2,110,295
Analog Devices, Inc.	104,168	3,988,593
Applied Materials, Inc.	451,435	7,904,627
Applied Micro Circuits Corp.*	91,083	370,708
Broadcom Corp. "A"*	123,370	5,324,649
Freescale Semiconductor, Inc. "B"*	117,243	3,255,838
Intel Corp.	1,674,082	32,393,487
KLA-Tencor Corp.	56,485	2,731,615
Linear Technology Corp.	87,006	3,052,170
LSI Logic Corp.*	111,455	1,288,420
Maxim Integrated Products, Inc.	91,243	3,389,677
Micron Technology, Inc.*	177,949	2,619,409
National Semiconductor Corp.	96,066	2,674,477
Novellus Systems, Inc.*	37,982	911,568
NVIDIA Corp.*	48,799	2,794,231
PMC-Sierra, Inc.*	51,502	632,960
Teradyne, Inc.*	56,458	875,664
Texas Instruments, Inc.	455,348	14,785,150
Xilinx, Inc.	98,113	2,497,957

		98,044,835
Software 3.4%
Adobe Systems, Inc.	170,704	5,960,984
Autodesk, Inc.	66,148	2,548,021
BMC Software, Inc.*	62,169	1,346,580
CA, Inc.	131,615	3,581,244
Citrix Systems, Inc.*	48,514	1,838,681
Compuware Corp.*	111,721	874,775
Electronic Arts, Inc.*	86,206	4,717,192
Intuit, Inc.*	50,733	2,698,488
Microsoft Corp.	2,528,885	68,810,961
Novell, Inc.*	109,682	842,358

Oracle Corp.*	1,072,329	14,680,184
Parametric Technology Corp.*	30,781	502,657
Symantec Corp.*	296,906	4,996,928

		113,399,053
Materials 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	63,690	4,279,331
Ashland, Inc.	20,704	1,471,640
Dow Chemical Co.	275,291	11,176,815
E.I. du Pont de Nemours & Co.	261,852	11,052,773
Eastman Chemical Co.	23,586	1,207,132
Ecolab, Inc.	51,942	1,984,184
Engelhard Corp.	34,561	1,368,961
Hercules, Inc.*	32,030	442,014
International Flavors & Fragrances, Inc.	22,416	769,317
Monsanto Co.	76,692	6,499,647
PPG Industries, Inc.	47,062	2,981,378
Praxair, Inc.	91,828	5,064,314
Rohm & Haas Co.	41,289	2,017,794
Sigma-Aldrich Corp.	19,434	1,278,563
Tronox, Inc. "B"*	675	11,470

		51,605,333
Construction Materials 0.1%
Vulcan Materials Co.	28,631	2,480,876
Containers & Packaging 0.2%
Ball Corp.	29,924	1,311,569
Bemis Co., Inc.	30,630	967,295
Pactiv Corp.*	41,149	1,009,797
Sealed Air Corp.	23,536	1,362,028
Temple-Inland, Inc.	31,962	1,423,907

		6,074,596
Metals & Mining 0.9%
Alcoa, Inc.	248,151	7,583,495
Allegheny Technologies, Inc.	24,379	1,491,507
Freeport-McMoRan Copper & Gold, Inc. "B"	51,690	3,089,511
Newmont Mining Corp.	127,100	6,595,219
Nucor Corp.	44,218	4,633,604
Phelps Dodge Corp.	57,874	4,660,593
United States Steel Corp.	30,992	1,880,595

		29,934,524
Paper & Forest Products 0.3%
International Paper Co.	140,862	4,869,599
Louisiana-Pacific Corp.	30,591	832,075
MeadWestvaco Corp.	52,044	1,421,322
Weyerhaeuser Co.	69,264	5,016,792

		12,139,788
Telecommunication Services 3.3%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	1,104,081	29,854,350
BellSouth Corp.	511,607	17,727,182
CenturyTel, Inc.	37,555	1,469,152
Citizens Communications Co.	95,605	1,268,678
Qwest Communications International, Inc.*	442,381	3,008,191

Verizon Communications, Inc.	832,912	28,368,983

		81,696,536
Wireless Telecommunication Services 0.9%
ALLTEL Corp.	109,836	7,111,881
Sprint Nextel Corp.	844,428	21,820,020

		28,931,901
Utilities 3.1%
Electric Utilities 1.4%
Allegheny Energy, Inc.*	46,818	1,584,789
American Electric Power Co., Inc.	113,115	3,848,172
Cinergy Corp.	56,836	2,580,923
Edison International	92,690	3,816,974
Entergy Corp.	59,109	4,074,975
Exelon Corp.	189,838	10,042,430
FirstEnergy Corp.	93,895	4,591,466
FPL Group, Inc.	114,094	4,579,733
Pinnacle West Capital Corp.	27,896	1,090,734
PPL Corp.	109,348	3,214,831
Progress Energy, Inc.	72,150	3,173,157
Southern Co.	211,088	6,917,354

		49,515,538
Gas Utilities 0.0%
Nicor, Inc.	12,637	499,920
Peoples Energy Corp.	10,757	383,379

		883,299
Independent Power Producers & Energy Traders 0.4%
AES Corp.*	189,050	3,225,193
Constellation Energy Group	51,187	2,800,440
Dynegy, Inc. "A"*	86,161	413,573
TXU Corp.	131,650	5,892,654

		12,331,860
Multi-Utilities 1.3%
Ameren Corp.	58,519	2,915,416
CenterPoint Energy, Inc.	88,268	1,053,037
CMS Energy Corp.*	62,849	813,895
Consolidated Edison, Inc.	70,416	3,063,096
Dominion Resources, Inc.	98,618	6,807,601
DTE Energy Co.	50,703	2,032,683
Duke Energy Corp.	266,432	7,766,493
KeySpan Corp.	49,575	2,026,130
NiSource, Inc.	77,366	1,564,340
PG&E Corp.	98,247	3,821,808
Public Service Enterprise Group, Inc.	69,173	4,429,839
Sempra Energy	73,790	3,428,283
TECO Energy, Inc.	59,788	963,783
Xcel Energy, Inc.	116,337	2,111,517

		42,797,921

Total Common Stocks (Cost $2,658,257,820)		3,347,889,553
Principal
Amount ($) Value ($)
US Treasury Obligations 0.1%
US Treasury Bills:

4.287% **, 4/6/2006 (a)				1,415,000	1,414,226
4.658% **, 9/21/2006 (a)				900,000	879,941

Total US Treasury Obligations (Cost $2,294,167)					2,294,167

Shares Value ($)
Cash Equivalents 0.9%
Cash Management QP Trust, 4.64% (b) (Cost $30,056,802)				30,056,802	30,056,802
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,690,608,789)				100.0	3,380,240,522
Other Assets and Liabilities, Net				0.0	1,143,248

Net Assets				100.0	3,381,383,770

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				At March 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At March 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 Index	6/15/2006	112	36,674,707	36,492,400	(182,307)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006